Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash and securities collateral placed with counterparties	$ 1,290	$ 1,448
Cash collateral received from counterparties	941	1,410
noncash collateral received	0.3	43.0
Nontrading Derivative Assets	2,298	5,687
Trading Derivative Assets		14
Nontrading Derivative Liabilities	2,468	5,367
Trading Derivative Liabilities		$ 12